Convertible Notes Payables (Details) - USD ($)			1 Months Ended	6 Months Ended
	Jun. 20, 2025	Jan. 10, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 31, 2024	Jun. 16, 2024
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)							$ 0.43
Number of shares issued (in Shares)				11,450,000
Maturity date				Oct. 31, 2025
Redemption premium percentage				20.00%
Convertible notes payable				$ 1,954,960
Total interest expense				$ 458,619
Carries an interest rate				12%
Total interest expense				$ 770,000
Interest expense				$ 1,266
PC4 Convertible Note [Member]
Convertible Notes Payables [Line Items]
Carries an interest rate				18%
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Convertible notes				$ 0		$ 2,472,848		$ 2,500,000
Conversion rate (in Dollars per share)		$ 0.4
Number of shares issued (in Shares)	6,182,122
Interest expense	$ 766,585
Subsequent Event [Member]
Convertible Notes Payables [Line Items]
Plus interest repayable			$ 100,000
Minimum [Member]
Convertible Notes Payables [Line Items]
Discount for investments percentage				20.00%
Minimum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate		15.00%
Maximum [Member]
Convertible Notes Payables [Line Items]
Discount for investments percentage				40.00%
Maximum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate		30.00%